Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 478	£ 449	£ 505
Cash settled	3	1	3
Total share based payments	481	450	508
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	6	45	153
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	266	217	166
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 206	£ 187	£ 186